PROVISIONS, CONTINGENCIES AND COMMITMENTS - Summary of Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Other Provisions, Contingent Liabilities and Commitments [Abstract]
Commitments related to purchases of raw materials and energy	$ 17,115	$ 10,082
Guarantees, pledges and other collateral	9,116	10,019
Capital expenditure commitments	1,313	1,542
Other commitments	1,915	1,294
Total	$ 29,459	$ 22,937